Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Assets
Other assets consist of:

	2024	2023

Preproduction costs related to long-term supply agreements	$697	$835
Long-term receivables	239	321
Pension overfunded status [note 18[a]]	57	41
Unrealized gain on cash flow hedges [note 22]	11	4
Other	116	118
	$1,120	$1,319